Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Jun. 27, 2021	Jun. 28, 2020
Disclosure Text Block Supplement [Abstract]
Matching contribution	20.00%
Employee’s contributions	8.00%
Expense contributions	$ 7	$ 336
Capital lease obligations	$ 12,061
Interest rate	3.00%